Income and Expenses - Summary of Other Expenses - Net (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Gains on sale and leaseback of telecom towers - gross of expenses (Note 9)	₱ 887	₱ 1,442	₱ 7,777
Interest income	719	916	1,016
Gains on fair value of investment properties	352	23	259
Gains on disposal of property and equipment	79	85	468
Gains (losses) on derivative financial instruments - net (Note 27)	(41)	1,641	(743)
Equity share in net losses of associates and joint ventures (Note 11)	(428)	(990)	(2,806)
Foreign exchange gains (losses) - net (Note 27)	(550)	(36)	1,149
Financing costs - net	(18,168)	(15,500)	(13,755)
Others - net	4,492	2,476	651
Total other expenses - net	₱ (12,658)	₱ (9,943)	₱ (5,984)